Provision for Asset Retirement Obligation - Fuel Tanks	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Provision for Asset Retirement Obligation - Fuel Tanks

22. Provision for asset retirement obligation – fuel tanks

The provision corresponds to the legal obligation to remove the subsidiary IPP’s underground fuel tanks located at by Ipiranga-branded service stations after a certain use period (see Note 2.o).

Changes in the provision for asset retirement obligation are as follows:

Balance as of December 31, 2018	54,667
Additions (new tanks)	290
Expenditure with tanks removed	(5,456)
Accretion expense	1,741
Balance as of December 31, 2019	51,242
Additions (new tanks)	163
Expenditure with tanks removed	(4,306)
Accretion expense	6,336
Balance as of December 31, 2020	53,435
Additions (new tanks)	451
Expenditure with tanks removed	(2,773)
Accretion expense	5,598
Balance as of December 31, 2021	56,711
Current	4,632
Non-current	52,079